Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 8,598,005.1	$ 132,053.6	₨ 7,276,675.4
Borrower 1
Concentration Risk [Line Items]
Total Exposure	90,988.2	1,397.5	106,885.0
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	11,615.0		19,561.0
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	79,373.2		87,324.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	80,093.3	1,230.1	73,443.3
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	80,006.2		54,388.2
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	87.1		19,055.1
Borrower 3
Concentration Risk [Line Items]
Total Exposure	75,973.3	1,166.8	65,040.1
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	27,567.3		65,000.0
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	48,406.0		40.1
Borrower 4
Concentration Risk [Line Items]
Total Exposure	73,422.5	1,127.7	62,119.8
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	59,631.9		33,472.8
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	13,790.6		28,647.0
Borrower 5
Concentration Risk [Line Items]
Total Exposure	70,012.7	1,075.3	58,598.7
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	70,012.7		45,790.0
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure			12,808.7
Borrower 6
Concentration Risk [Line Items]
Total Exposure	57,070.0	876.5	50,000.0
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	34,673.6		50,000.0
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	22,396.4
Borrower 7
Concentration Risk [Line Items]
Total Exposure	56,378.6	865.9	40,000.0
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	13,054.6		40,000.0
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	43,324.0
Borrower 8
Concentration Risk [Line Items]
Total Exposure	54,750.9	840.9	39,998.0
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	6,001.5		19,071.8
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	48,749.4		20,926.2
Borrower 9
Concentration Risk [Line Items]
Total Exposure	47,667.1	732.1	35,984.2
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	44,367.1		34,744.2
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	3,300.0		1,240.0
Borrower 10
Concentration Risk [Line Items]
Total Exposure	45,000.0	$ 691.1	35,945.8
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 45,000.0		7,502.1
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure			₨ 28,443.7